GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	48.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	47.00%	77.00%	82.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	91.00%	89.00%